Summary of Significant Accounting Policies (Property and Equipment) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Depreciation and amortization expense	$ 2,933	$ 2,107	$ 9,599	$ 7,071	$ 4,805
Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Minimum [Member] | Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum [Member] | Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years